Parent company information (Tables)	12 Months Ended
Oct. 31, 2022
Parent [member]
Statement [Line Items]
Summary of Parent Company Information
The following table presents information regarding the legal entity of Royal Bank of Canada with its subsidiaries presented on an equity accounted basis.
Condensed Balance Sheets

	As at
(Millions of Canadian dollars)	October 31 2022	October 31 2021
Assets
Cash and due from banks	$48,062	$97,617
Interest-bearing deposits with banks	84,680	56,896
Securities	174,615	153,780
Investments in bank subsidiaries and associated corporations (1)	49,841	43,546
Investments in other subsidiaries and associated corporations	88,260	80,216
Assets purchased under reverse repurchase agreements and securities borrowed	132,829	125,590
Loans, net of allowance for loan losses	679,580	601,742
Net balances due from bank subsidiaries (1)	7,172	–
Other assets	227,767	155,421
	$1,492,806	$1,314,808
Liabilities and shareholders’ equity
Deposits	$955,978	$854,833
Net balances due to bank subsidiaries (1)	–	28,201
Net balances due to other subsidiaries	36,701	38,309
Other liabilities	382,099	285,447
	1,374,778	1,206,790
Subordinated debentures	9,964	9,351
Shareholders’ equity	108,064	98,667
	$1,492,806	$1,314,808

(1)	Bank refers primarily to regulated deposit-taking institutions and securities firms.
Condensed Statements of Income and Comprehensive Income

	For the year ended
(Millions of Canadian dollars)	October 31 2022	October 31 2021
Interest and dividend income (1)	$27,791	$19,793
Interest expense	12,846	5,615
Net interest income	14,945	14,178
Non-interest income (2)	5,425	5,393
Total revenue	20,370	19,571
Provision for credit losses	579	(606)
Non-interest expense	10,175	9,466
Income before income taxes	9,616	10,711
Income taxes	2,276	2,088
Net income before equity in undistributed income of subsidiaries	7,340	8,623
Equity in undistributed income of subsidiaries	8,454	7,415
Net income	$15,794	$16,038
Other comprehensive income (loss), net of taxes	5,810	1,463
Total comprehensive income	$21,604	$17,501
(1)	Includes dividend income from investments in subsidiaries and associated corporations of $11 million (October 31, 2021 – $5 million).
(2)	Includes a nominal share of profit (loss) from associated corporations (October 31, 2021 – nominal).

Condensed Statements of Cash Flows

	For the year ended
(Millions of Canadian dollars)	October 31 2022	October 31 2021
Cash flows from operating activities
Net income	$15,794	$16,038
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(8,454)	(7,415)
Change in deposits, net of securitizations	101,145	72,196
Change in loans, net of securitizations	(78,288)	(46,194)
Change in trading securities	(10,348)	(8,756)
Change in obligations related to assets sold under repurchase agreements and securities loaned	24,133	5,228
Change in assets purchased under reverse repurchase agreements and securities borrowed	(7,239)	8,447
Change in obligations related to securities sold short	3,024	2,405
Other operating activities, net	2,385	6,316
Net cash from (used in) operating activities	42,152	48,265
Cash flows from investing activities
Change in interest-bearing deposits with banks	(27,784)	(35,293)
Proceeds from sales and maturities of investment securities	59,304	70,260
Purchases of investment securities	(71,509)	(73,150)
Net acquisitions of premises and equipment and other intangibles	(1,180)	(1,093)
Change in cash invested in subsidiaries	(2,514)	(3,078)
Change in net funding provided to subsidiaries	(36,981)	(12,068)
Net cash from (used in) investing activities	(80,664)	(54,422)
Cash flows from financing activities
Issuance of subordinated debentures	1,000	2,750
Repayment of subordinated debentures	–	(2,500)
Issue of common shares, net of issuance costs	51	90
Common shares purchased for cancellation	(5,426)	–
Issue of preferred shares and other equity instruments, net of issuance costs	749	2,245
Redemption of preferred shares and other equity instruments	(155)	(1,475)
Dividends paid on shares and distributions paid on other equity instruments	(6,960)	(6,420)
Repayment of lease liabilities	(302)	(313)
Net cash from (used in) financing activities	(11,043)	(5,623)
Net change in cash and due from banks	(49,555)	(11,780)
Cash and due from banks at beginning of year	97,617	109,397
Cash and due from banks at end of year	$48,062	$97,617
Supplemental disclosure of cash flow information
Amount of interest paid	$7,801	$6,306
Amount of interest received	21,332	17,831
Amount of dividends received	2,618	2,185
Amount of income taxes paid	4,641	1,772